PRIVATE PLACEMENT (Details Narrative) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement		$ 14,204,375
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued	14,204,375	14,204,375
Proceeds from issuance of private placement	$ 14,204,375	$ 14,204,375
IPO [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued	14,204,375	14,204,375
Warrant Price		$ 1.00	$ 1.00